Loss per share (Details Narrative) - shares	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock equivalent employee stock options	88,632,372	24,413,104
Employee Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock equivalent employee stock options	40,868	39,732